Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2021
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	2021	2020
	£m	£m
Cash at bank	117	73
Short-term deposits	40	—
Cash and cash equivalents	157	73